Redeemable convertible preferred shares	12 Months Ended
Dec. 31, 2018
Redeemable shares
Redeemable convertible preferred shares

16          Redeemable convertible preferred shares

Series A preferred shares

On February 17, 2010, the Company entered into an agreement (“Series A Agreement”) to issue Series A preferred shares and preferred share warrants to a third-party investor (“Investor A”) for a total cash consideration of US$1,200. Accordingly, the Company issued 1,142,857 Series A preferred shares at US$1.05 per share; and warrants to purchase 342,857 Series A preferred shares at US$1.05 per share (“Series A Warrants”) at the option of Investor A. Pursuant to the Series A Agreement, the Company also granted an option, exercisable within one year from the date of agreement, to Investor A where the Company would issue 761,905 Series A preferred shares at US$1.05 per share (“Series A‑1 preferred shares”) and warrants to purchase 228,571 Series A preferred shares at US$1.05 per share (“Series A‑1 Warrants”) at the option of Investor A. On September 29, 2010, Investor A exercised the option and the Group received a total consideration of US$800. During the year ended December 31, 2013, both Series A Warrants and Series A‑1 Warrants were fully exercised.

In December 2017, Series A preferred shares had been automatically converted into 2,476,190 Class A ordinary shares after closing of IPO.

Series B preferred shares

On February 21, 2011, the Company entered into agreements (“Series B Agreements”) to issue Series B preferred shares and preferred share warrants to two other third-party investors (“Investors B”) for an aggregate cash consideration of US$7,000. Pursuant to the Series B Agreements, the Company issued 1,266,667 Series B preferred shares at US$5.53 per share; and warrants to purchase 542,858 Series B preferred shares at US$5.53 per share (“Series B Warrants”) at the option of Investors B. During the year ended December 31, 2013, the Series B Warrants were fully exercised.

On May 16, 2011, the Company entered into an agreement (“Series B‑1 Agreement”) to issue additional Series B preferred shares to another third-party investor (“Investor B‑1”) for a total consideration of US$4,285 (“Series B‑1 preferred shares”). Pursuant to the Series B‑1 Agreement, the Company issued 723,808 Series B‑1 preferred shares at US$5.92 per share.

On September 24, 2015, the Company repurchased from Investor B‑1 723,808 Series B‑1 preferred shares at a consideration of US$11,581.

For accounting purposes, the Company determined the per share fair value of Series B‑1 preferred shares to be US$19.58 on September 24, 2015, the date of repurchase. The per share repurchase price of US$16.00 was mutually negotiated at the time of the repurchase transaction. There were no other arrangements with Investor B‑1. Investor B‑1 was willing to sell its Series B‑1 preferred shares at the US$16.00 per share price as it would provide liquidity to Investor B‑1. For the Series B‑1 preferred shares repurchased, the Company recorded the excess of purchase price over the carrying value of US$2,591 to accumulated deficit as deemed contribution from Series B‑1 preferred shareholders.

In December 2017, Series B preferred shares had been automatically converted into 1,889,249 Class A ordinary shares after closing of IPO.

Series C preferred shares

On December 16, 2013, the Company entered into an agreement (“Series C Agreement”) to issue Series C preferred shares to another third-party investor (“Investor C”) for a total cash consideration of US$13,000. Pursuant to the Series C Agreement, the Company issued 1,599,186 Series C preferred shares at US$8.13 per share.

In December 2017, Series C preferred shares had been automatically converted into 1,599,186 Class A ordinary shares after closing of IPO.

Series D preferred shares

On December 30, 2014, the Company entered into an agreement (“Series D Agreement”) to issue Series D preferred shares to another third-party investor (“Investor D”) for a total cash consideration of US$48,000. Pursuant to the Series D Agreement, the Company issued 2,493,018 Series D preferred shares at US$19.25 per share.

The Company was also obligated to issue additional Series D preferred shares to Investor D at no consideration, the total number of which is based on a formula stipulated in the agreement, if the gross billing of the Group as defined in the Series D Agreement for the year ended December 31, 2017 is less than US$85,000. Considering the gross billing of the Group as defined in the Series D Agreement for the year ended December 31, 2017 was more than US$85,000, no additional Series D preferred shares were issued.

In December 2017, Series D preferred shares had been automatically converted into 2,493,018 Class A ordinary shares after closing of IPO.

Series E preferred shares

On December 28, 2016, the Company entered into an agreement (“Series E Agreement”) to issue Series E preferred shares to another third-party investor (“Investor E”) for a total cash consideration of US$20,000. Pursuant to the Series E Agreement, the Company issued 1,068,114 Series E preferred shares at US$18.72 per share.

In December 2017, Series E preferred shares had been automatically converted into 1,068,114 Class A ordinary shares after closing of IPO.

The key terms of the Series A, B, C, D and E preferred shares are as follows:

Dividend rights

Subject to the approval and declaration by the Board of Directors, the holders of the preferred shares are entitled to receive dividends in the following order:

•

Series E preferred shareholders are entitled to receive dividends at an amount equal to 8% of the issue price prior to and in preference to any dividend on the Series D preferred Shares, Series B preferred shares, Series A preferred shares, Series C preferred shares and ordinary shares or any other class or series of shares

•

the Series D preferred shareholders are entitled to receive dividends at an amount equal to 8% of the issue price prior to and in preference to any dividends on the Series B, Series A and Series C preferred shares and ordinary shares or any other class or series of shares;

•

the Series B preferred shareholders are entitled to receive dividends at an amount equal to 8% of the issue price prior to and in preference to any dividends on the Series A and Series C preferred shares and ordinary shares or any other class or series of shares;

•

the Series A preferred shareholders are entitled to receive dividends at an amount equal to 8% of the issue price prior to and in preference to any dividends on the Series C preferred shares and ordinary shares or any other class or series of shares;

•	any remaining dividends shall be distributed on a pro rata basis to holders of all the preferred shares and ordinary shares on a fully diluted and as-if converted basis.

Voting rights

The holders of the Series A, B, C, D and E preferred shares shall be entitled to such number of votes equal to the whole number of ordinary shares into which such Series A, B, C, D and E preferred shares are convertible.

Liquidation preference

In the event of a liquidating transaction as defined in the Company’s Memorandum and Articles of Association as 1) a winding up or other dissolution of the Company or any of its subsidiaries, 2) a merger or acquisition of the Company or any of its subsidiaries in which the shareholders of the Company do not directly or indirectly own a majority of the outstanding shares of the surviving corporation, 3) a sale of all or substantially all of the assets of the Company or assets of its subsidiaries, or 4) government policies promulgated or interpreted after the closing that prohibit investment or exit of the Company by foreign investors, provided, that, in the case of 2) and 3), only when such merger, acquisition or sale implies a valuation of the Company on a fully diluted basis of less than US$550,000, available assets and funds are distributed as following manner.

The holders of Series E, Series D, Series B and Series A preferred shares are entitled to receive an amount equal to i) 110% prior to or on December 28, 2017 or ii) 120% from January 1, 2018, 150%,  150% and 200%, respectively, of the issue price as defined in the Company’s Memorandum and Articles of Association (adjusted for share dividends, splits, combinations, recapitalizations or similar events, and plus all accrued or declared but unpaid dividends thereon minus all paid cash or non-cash dividends and distributions paid thereon since issue date). If the assets of the Company shall be insufficient to make the payment of the amount in full, then the assets of the Company shall be distributed ratably to the holders of preferred shares in proportion to the amount each holder would otherwise be entitled to receive in order of 1) Series E, 2) Series D, 3) Series B and then 4) Series A.

If the liquidating transaction is a qualified merger or acquisition of the Company in which the shareholders of the Company do not directly or indirectly own a majority of the outstanding shares of the surviving corporation or a sale of all or substantially all of the assets of the Company, in each case, which implies i) an equity valuation of the Group of US$300,000 or higher, the distribution to the holders of Series B and Series A preferred shares shall be reduced to 0% of issue price or ii) an equity valuation of the Group of US$250,000 or higher, but lower than US$300,000, the distribution to the holders of Series B and Series A preferred shares shall be reduced to 100% of issue price as defined in the Company’s Memorandum and Articles of Association.

After the full amount has been paid to holders of Series E, Series D, Series B and Series A, any remaining funds or assets of the Company legally available for distribution shall be distributed pro rata among the holders of preferred shares on an as-converted basis together with the holders of the ordinary shares.

Conversion rights

Each share of the Series A, B, C, D and E preferred shares is convertible at the option of the holder, at any time after the issuance of such shares, and each share can be converted into one ordinary share of the Company. The conversion is subject to adjustments for certain events, including but not limited to additional equity securities issuance share dividends, distribution, subdivisions, redemptions, combinations, or consolidation of ordinary shares. The conversion price is also subject to adjustment in the event the Company issues additional ordinary shares at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution on a weighted average basis.

In addition, each share of the Series A, B, C, D and E preferred shares would automatically be converted into ordinary shares of the Company (i) upon the closing of an initial public offering of the Company’s shares or (ii) upon the election of holders of at least a majority of the then issued and outstanding preferred shares, voting together as a single class on an as-if-converted basis.

The Company has determined that there was no BCF attributable to the Series A, A‑1, B, B‑1, C, D and E preferred shares because the accounting conversion of these preferred shares upon issuance were higher than the fair value of the Company’s ordinary shares as determined by the Company with the assistance from an independent valuation.

Anti-dilution provision

Pursuant to the provisions of Series B Agreement, there is an anti-dilution provision which prevents the original ownership interest of ordinary shares, Series B preferred shares and Series B preferred share warrants (as if converted into Series B preferred shares) owned by Investors B to be diluted.

In May 2011, the Company issued 457,611 ordinary shares of the Company to Mr. Cong and Mr. Liu in exchange for Mr. Cong and Mr. Liu would procure the grant of an exclusive reseller agreement from Baidu Online Network Technology (Beijing) Co. Ltd. (“Baidu”) for Hong Kong, Macau, Taiwan and Singapore for a period up to December 31, 2012. In accordance with the Series B Agreement, the issuance of the ordinary shares was considered an event which triggered the anti-dilution provision. As a result, the Company was required to issue additional 100,452 ordinary shares and 55,807 Series B preferred shares and to amend the conversion price of Series B preferred share warrants to maintain the original ownership interests of these ordinary shares, preferred shares and preferred shares warrants owned by Investors B. There were no BCF for the issuance of additional Series B preferred shares and the value of the additional ordinary shares and Series B preferred shares issued amounted to US$421 and US$320, respectively, was charged to additional paid-in capital as a deemed dividend.

Although the anti-dilution provision was triggered in May 2011, the Company only issued the additional ordinary shares and Series B preferred shares in May 2013. Accordingly, the Company recorded such obligation to issue additional ordinary shares and Series B preferred shares as liabilities until the corresponding ordinary shares and preferred shares were issued in May 2013.

Redemption right

The Series A and B preferred shares are redeemable at any time after the earlier of: (i) the 4th anniversary of the closing of sale and purchase of the Series A Agreement and Series B Agreement, respectively; or (ii) the occurrence of a material breach as defined in the subscription agreements.

The holders of Series C preferred shares can redeem the preferred shares at any time after the earlier of: (i) the 2nd anniversary of the closing of sale and purchase of the Series C Agreement; (ii) the occurrence of any liquidating transaction as defined in the subscription agreements; (iii) Mr. Hsieh, Wing Hong Sammy, ceasing to exert day-to-day management and operational control over the Group; or (iv) any holder of the Series B preferred shares or the Series A preferred shares or the Series D preferred shares or the Series E preferred shares electing for redemption.

The holders of Series D preferred shares can redeem the preferred shares at any time after the earlier of: (i) the 2nd anniversary of the closing of sale and purchase of the Series D preferred shares; (ii) the occurrence of any liquidating transaction as defined in the subscription agreements; (iii) Mr. Hsieh, Wing Hong Sammy, ceasing to exert day-to-day management and operational control over the Group; (iv) the occurrence of material breach of any warranty and covenants specified in the Series D Agreement; or (v) any holder of the Series A, Series B, or Series C preferred shares electing for redemption.

The holders of Series E preferred shares can redeem the preferred shares at any time after the earlier of: (i) the occurrence of any liquidating transaction as defined in the subscription agreements; (i) the failure of the Group to achieve the following targets: (1) the audited consolidated revenues from the principal business (excluding any non-operating and non-recurring revenue) of the Group as of and for the twelve months ending on December 31, 2017 being no less than US$200,000; and (2) the audited consolidated revenues from the principal business (excluding any non-operating and non-recurring revenue) of the Group as of and for the twelve months ending on December 31, 2018 being no less than US$300,000; (iii) the termination of the employment with the relevant Group Company by Mr. Hsieh, Wing Hong Sammy, Tang Jian or Lee, Yanshu before the consummation of a Qualified IPO as defined in the Company’s Memorandum and Articles of Association (i.e. the first firm commitment underwritten registered public offering by the Company of its ordinary shares for its own account that results in such securities being listed or registered on NASDAQ, New York Stock Exchange, Hong Kong Stock Exchange, the Shenzhen Stock Exchange, Shanghai Stock Exchange or such other international recognized stock exchange approved in writing by certain of its preferred shareholders with an implied market capitalization of the Company immediately prior to such offering of not less than US$600 million; and which results in aggregate net proceeds to the Company of not less than US$150 million); (iv) the failure of the Company to consummate a Qualified IPO prior to or on June 30, 2018 (iv) the occurrence of material breach of any warranty and covenants specified in the Series E Agreement; or (v) any holder of the Series A, Series B, Series C or Series D preferred shares electing for redemption.

The redemption price for Series A and B preferred shares is equal to the greater of (1) 200% or 150%, respectively, of the original issue price (plus all declared but unpaid dividends) or (2) the fair market value of the preferred shares subject to redemption as determined by an independent appraiser. With respect to the redemption price for Series C preferred shares, it is equal to 200% of the original issue price (proportionally adjusted for share splits and stack dividends). For the redemption price for Series D preferred shares, it shall be equal to the greater of (1) a price reflecting an implied valuation (on a fully-diluted basis) of the Company at US$500,000, (2) the highest redemption price that would have been received by any other shareholders of the Company if their shares have become redeemable (proportionally adjusted for share splits and stack dividends), or (3) a price reflecting the implied valuation (on a fully-diluted basis) of the Company used in any liquidating transaction as defined in the Company’s Memorandum and Articles of Association. For the redemption price for Series E preferred shares is equal to the greater of (1) 100% of the Series E issue price, plus 9.5% annual compound interest thereon calculated from the Series E original issue date to the date of receipt of the Series E redemption price, plus all declared but unpaid dividends thereon to the date of redemption, proportionally adjusted for stock splits, stock dividends, and the like, or (2) the highest redemption price that would have been received by any other shareholder of the Company if their shares have become redeemable, proportionally adjusted for stock splits, stock dividends, or (3) a price reflecting the implied valuation (on a fully-diluted basis) of the Company used in any Liquidating Transaction as defined in the Company’s Memorandum and Articles of Association.

Upon the completion of Series D Agreement, the redemption date of Series A, A‑1, B, B‑1 and C preferred share was changed to December 30, 2016. The redemption date of Series A, A‑1, B, C and D preferred share was further changed to December 28, 2018 upon the completion Series E Agreement. Such change was considered as a modification and no gain or loss was recorded. However, considered the modification was occurred in connection with the issuance of Series D preferred shares and Series E preferred shares, there was a transfer of value from the existing preferred shareholders to new preferred shareholders and ordinary shareholders. With respect to the modification relating to the issuance of Series D preferred share, the transfer of value was considered insignificant. For the modification relating to the issuance of Series E preferred share, the transfer of value was recorded from additional paid in capital to retained earnings.

The Company has determined that the Series A, A‑1, B, B‑1, C, D and E preferred shares should be classified as mezzanine equity after considering the features of the preferred shares as described above. The conversion features and redemption features as mentioned below, Series A Warrants, Series A‑1 Warrants and Series B Warrants are initially measured at its fair value and the initial carrying value for Series A, A‑1, B, B‑1, C, D and E preferred shares is allocated on a residual basis as the warrants are liability classified. There were no BCF for the Series A, A‑1, B, B‑1, C, D and E preferred shares.

The Company has determined that conversion feature embedded in the Series A, A‑1, B, B‑1, D and E preferred share is required to be bifurcated and accounted for as derivative liabilities as the economic characteristics and risks of the embedded conversion are not clearly and closely related to that of the preferred shares and there is a mechanism in place for net settlement. However, Series C preferred shares does not have a mechanism in place for net settlement and therefore, bifurcation is considered unnecessary.

The Company has also determined the redemption feature embedded in the Series C, D and E preferred shares is required to be bifurcated and accounted for as derivative liabilities as the economic characteristics and risk of the embedded redemption features are not clearly and closely related to that of the preferred shares. For Series A, A‑1, B and B‑1 preferred shares, the corresponding redemption feature is not required to be bifurcated and accounted for as derivative liabilities as the economic characteristic and risk of the embedded redemption feature are clearly and closely related to that of the preferred shares.

Due to the redemption features described above with respect to Series A, A‑1, B and B‑1 preferred shares, the Company recognizes the changes in the redemption value immediately as they occur by way of accreting their respective carrying amounts to the redemption value to the first redemption date, using the effective interest method. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit of the Company.

In determining the fair value of these preferred shares for purposes of determining the conversion feature and redemption feature as of December 31, 2017, a business valuation of the Company was estimated. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates which are as follows:

	As of December 31,
	2017
Terminal growth rate			3.0%
Weighted average cost of capital			18.3%
Growth rate on average spending per customer	3.0%	-	19.0%

Series A

	Years ended December 31,
	2017	2018
Beginning balance	5,597	—
Accretion to redemption value	235	—
Conversion to Class A ordinary shares	(5,832)	—
Ending balance	—	—

Series B

	Years ended December 31,
	2017	2018
Beginning balance	9,807	—
Accretion to redemption value	1,427	—
Conversion to Class A ordinary shares	(11,234)	—
Ending balance	—	—

Series C

	Years ended December 31,
	2017	2018
Beginning balance	10,733	—
Conversion to Class A ordinary shares	(10,733)	—
Ending balance	—	—

Series D

	Years ended December 31,
	2017	2018
Beginning balance	43,956	—
Gain from wavier on anti-dilution	(632)	—
Conversion to Class A ordinary shares	(43,324)	—
Ending balance	—	—

Series E

	Years ended December 31,
	2017	2018
Beginning balance	18,845	—
Issuance of preferred shares	—	—
Conversion to Class A ordinary shares	(18,845)	—
Ending balance	—	—